Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 7 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Disaggregated revenues:

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
Revenues from milestones (See note 5)	$2,000	$-	$-	$-
Revenues from the sales of goods	234	347	179	249
Total revenues	$2,234	$347	$179	$249

b.	Revenues by geographic area were as follows:

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
North America	$2,197	$339	$159	$244

Europe and others	37	8	20	5

Total revenues	$2,234	$347	$179	$249

c.	Major customers

Set forth below is a breakdown of the Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
Customer A	$2,159	$331	$159	$244